DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 266,336	£ 269,212
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	231,964	229,735
Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	163,339	144,648
Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	36,607	51,187
Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,895	1,524
Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	901	2,122
Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,850
Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		958
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	31,783	37,002
Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	4,099	1,712
Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,468	3,276
Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	16,875	18,259
Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,850
Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		1,794
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12,649	£ 4,174
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0415	0.0375
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0020
≤ 1 month | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0168
≤ 1 month | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 261	£ 4,300
≤ 1 month | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0438	0.0459
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12	£ 0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0178	0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 826
≤ 1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0148
≤ 1 month | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
≤ 1 month | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
≤ 1 month | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
≤ 1 month | Interest rate contracts | Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0
≤ 1 month | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12	£ 0
Average GBP - EUR exchange rate	1.18	0
Average GBP - USD exchange rate	0	0
≤ 1 month | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 826
Average GBP - EUR exchange rate	0	1.12
Average GBP - USD exchange rate	0	0
≤ 1 month | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 258
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
Average GBP - CHF exchange rate	0	0
Average GBP - JPY exchange rate		178.37
Average GBP - CAD exchange rate		0.00%
≤ 1 month | Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
≤ 1 month | Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 10,884	£ 6,301
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0470	0.0429
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0022	(0.0035)
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0153
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 3,366
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0405
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 13	£ 88
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0325	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0276
>1 and ≤ 3 months | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>1 and ≤ 3 months | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>1 and ≤ 3 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>1 and ≤ 3 months | Interest rate contracts | Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 13	£ 88
Average GBP - EUR exchange rate	1.14	1.14
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 394
Average GBP - EUR exchange rate	0	1.37
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 792
Average GBP - EUR exchange rate	0	1.20
Average GBP - USD exchange rate	0	0
Average GBP - CHF exchange rate	0	0
Average GBP - JPY exchange rate		179.99
Average GBP - CAD exchange rate		0.00%
>1 and ≤ 3 months | Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>1 and ≤ 3 months | Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 60,547	£ 53,531
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0402	0.0450
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	(0.0045)
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0153
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,174	£ 11,598
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0315	0.0476
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 113	£ 86
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0408	0.0135
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0499	0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 327
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0286	0.0265
>3 and ≤12 months | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>3 and ≤12 months | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>3 and ≤12 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>3 and ≤12 months | Interest rate contracts | Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 199	£ 128
Average GBP - EUR exchange rate	1.16	1.16
Average GBP - USD exchange rate	1.25	0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 76	£ 534
Average GBP - EUR exchange rate	1.17	1.16
Average GBP - USD exchange rate	0	1.54
>3 and ≤12 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,730	£ 4,927
Average GBP - EUR exchange rate	0	1.19
Average GBP - USD exchange rate	1.33	1.24
Average GBP - CHF exchange rate	1.12	1.09
Average GBP - JPY exchange rate		187.64
Average GBP - CAD exchange rate		176.00%
>3 and ≤12 months | Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>3 and ≤12 months | Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 75,678	£ 77,233
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0351	0.0387
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0062	0.0058
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0409	0.0576
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 30,622	£ 28,336
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0388	0.0370
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,968	£ 872
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0351	0.0330
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0439	0.0483
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 743	£ 799
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0310	0.0274
>1 and ≤5 years | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>1 and ≤5 years | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0
>1 and ≤5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>1 and ≤5 years | Interest rate contracts | Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,086	£ 1,018
Average GBP - EUR exchange rate	1.18	1.16
Average GBP - USD exchange rate	1.35	1.32
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,183	£ 1,104
Average GBP - EUR exchange rate	1.20	1.21
Average GBP - USD exchange rate	1.32	1.32
>1 and ≤5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12,429	£ 10,976
Average GBP - EUR exchange rate	1.18	1.18
Average GBP - USD exchange rate	1.27	1.30
Average GBP - CHF exchange rate	1.11	1.11
Average GBP - JPY exchange rate		0
Average GBP - CAD exchange rate		0.00%
>1 and ≤5 years | Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
>1 and ≤5 years | Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 0
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,581	£ 3,409
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0375	0.0365
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0437	0.0437
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0133	0.0045
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,550	£ 3,587
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0448	0.0435
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 789	£ 478
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0282	0.0294
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0436	0.0438
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 158	£ 170
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0459	0.0481
>5 years | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,850
>5 years | Interest rate contracts | Inflation risk/Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0500
>5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 958
>5 years | Interest rate contracts | Inflation risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0.0498
>5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 789	£ 478
Average GBP - EUR exchange rate	1.18	1.18
Average GBP - USD exchange rate	1.29	1.28
>5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 209	£ 418
Average GBP - EUR exchange rate	0	1.18
Average GBP - USD exchange rate	1.54	1.54
>5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,716	£ 1,306
Average GBP - EUR exchange rate	1.17	1.16
Average GBP - USD exchange rate	1.37	1.39
Average GBP - CHF exchange rate	0	0
Average GBP - JPY exchange rate		0
Average GBP - CAD exchange rate		0.00%
>5 years | Inflation derivative contracts | Inflation risk/Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,850
>5 years | Inflation derivative contracts | Inflation risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 1,794